Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023
Tax Credit Carryforward [Line Items]
Non cash valuation allowance	$ 26,149	$ 24,820
Federal non capital losses	$ 51,163
Minimum [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2017
Maximum [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2024
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 51,200
Domestic Tax Authority [Member] | Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	200
Domestic Tax Authority [Member] | Capital Loss Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	$ 1,500